6. EQUIPMENT (Tables)	6 Months Ended
Jun. 30, 2014
Notes to Financial Statements
Equipment
		June 30, 2014		December 31, 2013
		Accumulated	Net Book		Accumulated	Net Book
	Cost	Depreciation	Value	Cost	Depreciation	Value

Office equipment	$91,712	$66,528	$25,184	$92,057	$64,123	$27,934
Computer equipment	464,216	365,669	98,547	459,426	349,636	109,790
Field equipment	250,662	155,689	94,973	251,604	144,786	106,818
Buildings	245,616	205,727	39,889	246,540	202,139	44,401
	$1,052,206	$793,613	$258,593	$1,049,627	$760,684	$288,943